UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03826

AIM Sector Funds (Invesco Sector Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: October 31

Date of reporting period: 4/30/2019

Item 1. Reports to Stockholders.

Semiannual Report	4/30/2019

Invesco

Oppenheimer

Value Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Value Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit oppenheimerfunds.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 4/30/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Russell 1000 Value Index
6-Month	6.37%	0.25%	7.90%
1-Year	3.45	-2.49	9.06
5-Year	6.75	5.50	8.27
10-Year	11.48	10.82	13.76

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any.

3 INVESCO OPPENHEIMER VALUE FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Bank of America Corp.	4.0%
Citigroup, Inc.	3.6
Cisco Systems, Inc.	3.3
Chevron Corp.	3.0
Suncor Energy, Inc.	2.9
Coca-Cola Co. (The)	2.6
Procter & Gamble Co. (The)	2.6
AT&T, Inc.	2.4
Zions Bancorp NA	2.1
Verizon Communications, Inc.	2.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on net assets.

TOP TEN COMMON STOCK INDUSTRIES

Commercial Banks	11.1%
Oil, Gas & Consumable Fuels	10.3
Health Care Equipment & Supplies	4.6
Real Estate Investment Trusts (REITs)	4.6
Capital Markets	4.5
Diversified Telecommunication Services	4.5
Beverages	4.2
Pharmaceuticals	4.0
Communications Equipment	3.3
Electric Utilities	3.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on the total market value of common stocks.

For more current Fund holdings, please visit oppenheimerfunds.com.

4 INVESCO OPPENHEIMER VALUE FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 4/30/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (CGRWX)	9/16/85	6.37%	3.45%	6.75%	11.48%
Class C (CGRCX)	5/1/96	6.01	2.69	5.96	10.64
Class I1 (OGRIX)	2/28/12	6.61	3.89	7.22	10.19	[2]
Class R (CGRNX)	3/1/01	6.25	3.18	6.49	11.21
Class Y (CGRYX)	12/16/96	6.53	3.71	7.02	11.84

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 4/30/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (CGRWX)	9/16/85	0.25%	-2.49%	5.50%	10.82%
Class C (CGRCX)	5/1/96	5.08	1.80	5.96	10.64
Class I1 (OGRIX)	2/28/12	6.61	3.89	7.22	10.19	[2]
Class R (CGRNX)	3/1/01	6.25	3.18	6.49	11.21
Class Y (CGRYX)	12/16/96	6.53	3.71	7.02	11.84

1. Pursuant to the closing of the transaction described in the Notes to Financial Statements, after the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

2. Show performance since inception.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any.

The Fund’s performance is compared to the performance of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance

5 INVESCO OPPENHEIMER VALUE FUND

of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Invesco Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Invesco Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 INVESCO OPPENHEIMER VALUE FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended April 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 INVESCO OPPENHEIMER VALUE FUND

Actual	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During 6 Months Ended April 30, 2019
Class A	$ 1,000.00	$ 1,063.70	$ 4.82
Class C	1,000.00	1,060.10	8.67
Class I	1,000.00	1,066.10	2.72
Class R	1,000.00	1,062.50	6.10
Class Y	1,000.00	1,065.30	3.59

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.13	4.72
Class C	1,000.00	1,016.41	8.48
Class I	1,000.00	1,022.17	2.66
Class R	1,000.00	1,018.89	5.97
Class Y	1,000.00	1,021.32	3.51

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended April 30, 2019 are as follows:

Class	Expense Ratios
Class A	0.94%
Class C	1.69
Class I	0.53
Class R	1.19
Class Y	0.70

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 INVESCO OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Shares	Value
Common Stocks—96.4%
Consumer Discretionary—10.7%
Auto Components—1.1%
BorgWarner, Inc.	364,190	$15,212,216
Automobiles—1.7%
General Motors Co.	611,780	23,828,831
Entertainment—1.7%
Walt Disney Co. (The)	173,012	23,697,454
Hotels, Restaurants & Leisure—1.0%
McDonald’s Corp.	72,140	14,252,700
Household Durables—1.1%
Lennar Corp., Cl. A	291,690	15,176,631
Media—0.8%
CBS Corp., Cl. B	197,800	10,141,206
Multiline Retail—2.2%
Dollar Tree, Inc.[1]	58,220	6,478,722
Target Corp.	305,960	23,687,423
		30,166,145
Specialty Retail—1.1%
Lowe’s Cos., Inc.	137,010	15,501,311
Consumer Staples—9.4%
Beverages—4.2%
Coca-Cola Co. (The)	736,400	36,127,784
Coca-Cola European Partners plc	406,720	21,796,125
		57,923,909
Food & Staples Retailing—1.0%
Walmart, Inc.	142,420	14,646,473
Household Products—2.6%
Procter & Gamble Co. (The)	335,440	35,717,651
Tobacco—1.6%
Philip Morris International, Inc.	264,140	22,863,958
Energy—10.7%
Energy Equipment & Services—0.4%
Transocean Ltd.[1]	431,640	3,392,691
Weatherford International plc[1]	4,617,040	2,554,608
		5,947,299
Oil, Gas & Consumable Fuels—10.3%
Anadarko Petroleum Corp.	189,610	13,813,088

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Chevron Corp.	341,066	$40,948,384
Concho Resources, Inc.	60,980	7,035,872
ConocoPhillips	241,938	15,271,127
Enbridge, Inc.	183,237	6,768,775
Marathon Petroleum Corp.	123,980	7,546,663
Phillips 66	122,372	11,536,008
Suncor Energy, Inc.	1,217,120	40,164,960
		143,084,877
Financials—22.9%
Capital Markets—4.5%
Ameriprise Financial, Inc.	54,520	8,001,900
BlackRock, Inc., Cl. A	53,240	25,834,178
Charles Schwab Corp. (The)	292,440	13,387,903
Goldman Sachs Group, Inc. (The)	76,480	15,748,762
		62,972,743
Commercial Banks—11.1%
Bank of America Corp.	1,824,470	55,792,293
CIT Group, Inc.	140,290	7,473,248
Citigroup, Inc.	698,370	49,374,759
JPMorgan Chase & Co.	52,030	6,038,082
Regions Financial Corp.	432,180	6,711,755
Zions Bancorp NA	580,030	28,612,880
		154,003,017
Insurance—2.7%
Aon plc	87,780	15,812,689
Hartford Financial Services Group, Inc. (The)	423,980	22,178,394
		37,991,083
Real Estate Investment Trusts (REITs)—4.6%
Crown Castle International Corp.	136,140	17,123,689
Digital Realty Trust, Inc.	87,930	10,350,240
Equity Residential	294,210	22,483,528
Prologis, Inc.	97,156	7,448,951
Public Storage	25,190	5,571,524
		62,977,932

9 INVESCO OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care—11.5%
Biotechnology—0.8%
Gilead Sciences, Inc.	181,620	$11,812,565
Health Care Equipment & Supplies—4.6%
Abbott Laboratories	226,980	18,058,529
Danaher Corp.	185,664	24,589,340
Medtronic plc	111,120	9,868,567
Zimmer Biomet Holdings, Inc.	88,560	10,907,050
		63,423,486
Health Care Providers & Services—1.0%
Anthem, Inc.	28,210	7,420,076
UnitedHealth Group, Inc.	31,291	7,292,993
		14,713,069
Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	53,140	14,743,693
Pharmaceuticals—4.0%
Merck & Co., Inc.	357,400	28,130,954
Pfizer, Inc.	677,410	27,509,620
		55,640,574
Industrials—7.8%
Aerospace & Defense—1.0%
Lockheed Martin Corp.	39,800	13,266,534
Commercial Services & Supplies—1.2%
Waste Management, Inc.	161,820	17,369,759
Industrial Conglomerates—1.2%
3M Co.	29,550	5,600,021
Honeywell International, Inc.	64,840	11,258,169
		16,858,190
Machinery—2.8%
Caterpillar, Inc.	90,390	12,602,174
Deere & Co.	60,370	9,999,083
Parker-Hannifin Corp.	88,115	15,955,864
		38,557,121
Road & Rail—1.6%
Kansas City Southern	128,440	15,816,101
Union Pacific Corp.	37,290	6,601,822
		22,417,923

	Shares	Value
Information Technology—11.9%
Communications Equipment—3.3%
Cisco Systems, Inc.	822,570	$46,022,792
Electronic Equipment, Instruments, & Components—1.4%
TE Connectivity Ltd.	120,587	11,534,147
Zebra Technologies Corp., Cl. A1	34,030	7,185,094
		18,719,241
IT Services—1.7%
Fidelity National Information Services, Inc.	124,040	14,379,957
Mastercard, Inc., Cl. A	33,900	8,618,736
		22,998,693
Semiconductors & Semiconductor Equipment—2.3%
Broadcom, Inc.	21,620	6,883,808
Marvell Technology Group Ltd.	256,360	6,414,127
QUALCOMM, Inc.	120,350	10,365,745
Texas Instruments, Inc.	71,660	8,443,698
		32,107,378
Software—3.2%
Microsoft Corp.	205,740	26,869,644
Synopsys, Inc.[1]	148,100	17,931,948
		44,801,592
Materials—3.7%
Chemicals—2.3%
Dow, Inc.[1]	236,403	13,411,142
DowDuPont, Inc.	496,180	19,078,121
		32,489,263
Containers & Packaging—0.6%
Westrock Co.	217,080	8,331,530
Metals & Mining—0.8%
Alcoa Corp.[1]	128,760	3,435,317
Freeport-McMoRan, Inc.	560,170	6,895,693
		10,331,010
Telecommunication Services—4.5%
Diversified Telecommunication Services—4.5%
AT&T, Inc.	1,090,810	33,771,478

10 INVESCO OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Diversified Telecommunication Services (Continued)
Verizon Communications, Inc.	499,180	$28,548,104
		62,319,582
Utilities—3.3%
Electric Utilities—3.3%
Edison International	111,990	7,141,602
Entergy Corp.	183,110	17,743,359
NextEra Energy, Inc.	104,103	20,241,787
		45,126,748
Total Common Stocks (Cost $1,072,867,615)		1,338,156,179

	Shares	Value
Investment Company—3.2%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[2,3] (Cost $44,714,260)	44,714,260	$44,714,260
Total Investments, at Value (Cost $1,117,581,875)	99.6%	1,382,870,439
Net Other Assets (Liabilities)	0.4	5,211,970
Net Assets	100.0%	$1,388,082,409

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2019
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	46,811,805	267,790,556	269,888,101	44,714,260

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$44,714,260	$498,005	$—	$—

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.

See accompanying Notes to Financial Statements.

11 INVESCO OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES April 30, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,072,867,615)	$1,338,156,179
Affiliated companies (cost $44,714,260)	44,714,260
1,382,870,439
Cash	999,662
Receivables and other assets:
Investments sold	3,437,045
Dividends	1,604,429
Shares of beneficial interest sold	91,073
Other	164,327
Total assets	1,389,166,975

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	684,489
Trustees’ compensation	226,441
Distribution and service plan fees	129,326
Shareholder communications	7,212
Other	37,098
Total liabilities	1,084,566

Net Assets	$1,388,082,409

Composition of Net Assets
Par value of shares of beneficial interest	$41,201
Additional paid-in capital	1,053,734,792
Total distributable earnings	334,306,416
Net Assets	$1,388,082,409

12 INVESCO OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $502,260,445 and 15,032,280 shares of beneficial interest outstanding)	$33.41
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$35.45

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $93,654,101 and 2,960,272 shares of beneficial interest outstanding)	$31.64

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $681,700,264 and 19,930,236 shares of beneficial interest outstanding)	$34.20

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,433,472 and 1,177,076 shares of beneficial interest outstanding)	$32.65

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $72,034,127 and 2,101,500 shares of beneficial interest outstanding)	$34.28

See accompanying Notes to Financial Statements.

13 INVESCO OPPENHEIMER VALUE FUND

STATEMENT

OF OPERATIONS For the Six Months Ended April 30, 2019 Unaudited

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $190,004)	$18,501,886
Affiliated companies	498,005
Interest	11,866
Total investment income	19,011,757

Expenses
Management fees	3,654,153
Distribution and service plan fees:
Class A	577,107
Class C	453,936
Class R	91,120
Transfer and shareholder servicing agent fees:
Class A	469,418
Class C	88,981
Class I	122,756
Class R	36,293
Class Y	67,302
Shareholder communications:
Class A	9,379
Class C	1,974
Class I	110
Class R	648
Class Y	566
Borrowing fees	23,130
Custodian fees and expenses	11,400
Trustees’ compensation	10,570
Other	34,837
Total expenses	5,653,680
Less waivers and reimbursements of expenses	(20,822)
Net expenses	5,632,858

Net Investment Income	13,378,899
Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in unaffiliated companies	79,906,029
Net change in unrealized appreciation/(depreciation) on investment transactions in unaffiliated companies	(6,755,590)
Net Increase in Net Assets Resulting from Operations	$86,529,338

See accompanying Notes to Financial Statements.

14 INVESCO OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations
Net investment income	$ 13,378,899	$ 32,421,255

Net realized gain	79,906,029	200,794,591

Net change in unrealized appreciation/(depreciation)	(6,755,590)	(206,639,705)

Net increase in net assets resulting from operations	86,529,338	26,576,141

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(56,973,583)	(31,344,141)
Class B1	—	(64,861)
Class C	(11,054,921)	(5,929,937)
Class I	(111,754,138)	(75,010,485)
Class R	(4,413,250)	(2,356,965)
Class Y	(8,232,583)	(8,149,910)

Total dividends and distributions declared	(192,428,475)	(122,856,299)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	28,159,150	(19,565,781)
Class B1	—	(2,053,946)
Class C	3,318,877	(11,438,241)
Class I	(290,719,973)	(239,154,095)
Class R	2,130,092	(1,804,853)
Class Y	3,693,964	(67,395,973)

Total beneficial interest transactions	(253,417,890)	(341,412,889)

Net Assets
Total decrease	(359,317,027)	(437,693,047)

Beginning of period	1,747,399,436	2,185,092,483

End of period	$ 1,388,082,409	$ 1,747,399,436

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

15 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$35.63	$37.62	$31.66	$31.64	$31.50	$28.69

Income (loss) from investment operations:
Net investment income[2]	0.26	0.51	0.34	0.37	0.37	0.39
Net realized and unrealized gain (loss)	1.60	(0.32)	6.09	0.04	0.13	3.10

Total from investment operations	1.86	0.19	6.43	0.41	0.50	3.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.24)	(0.52)	(0.47)	(0.39)	(0.36)	(0.68)
Distributions from net realized gain	(3.84)	(1.66)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.08)	(2.18)	(0.47)	(0.39)	(0.36)	(0.68)

Net asset value, end of period	$33.41	$35.63	$37.62	$31.66	$31.64	$31.50

Total Return, at Net Asset Value[3]	6.37%	0.35%	20.41%	1.33%	1.58%	12.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$502,260	$500,866	$548,012	$514,425	$563,546	$647,109

Average net assets (in thousands)	$485,483	$544,841	$546,267	$526,331	$607,740	$647,197

Ratios to average net assets:[4]
Net investment income	1.61%	1.37%	0.97%	1.21%	1.14%	1.31%
Expenses excluding specific expenses listed below	0.94%	0.93%	0.95%	0.96%	0.95%	0.96%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.94%	0.93%	0.95%	0.96%	0.95%	0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.94%[7]	0.93%[7]	0.94%	0.96%[7]	0.95%[7]	0.96%[7]

Portfolio turnover rate	21%	45%	53%	64%	51%	46%

16 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	0.94%
Year Ended October 31, 2018	0.93%
Year Ended October 31, 2017	0.95%
Year Ended October 31, 2016	0.96%
Year Ended October 30, 2015	0.95%
Year Ended October 31, 2014	0.96%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

17 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$33.95	$35.96	$30.32	$30.32	$30.19	$27.41

Income (loss) from investment operations:
Net investment income[2]	0.13	0.22	0.07	0.13	0.12	0.16
Net realized and unrealized gain (loss)	1.52	(0.31)	5.83	0.04	0.14	2.95

Total from investment operations	1.65	(0.09)	5.90	0.17	0.26	3.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.12)	(0.26)	(0.26)	(0.17)	(0.13)	(0.33)
Distributions from net realized gain	(3.84)	(1.66)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(3.96)	(1.92)	(0.26)	(0.17)	(0.13)	(0.33)

Net asset value, end of period	$31.64	$33.95	$35.96	$30.32	$30.32	$30.19

Total Return, at Net Asset Value[3]	6.01%	(0.44)%	19.51%	0.58%	0.84%	11.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,655	$96,108	$113,203	$112,170	$127,437	$138,165

Average net assets (in thousands)	$92,006	$109,594	$116,876	$117,162	$135,091	$137,577

Ratios to average net assets:[4]
Net investment income	0.85%	0.62%	0.22%	0.46%	0.39%	0.55%
Expenses excluding specific expenses listed below	1.69%	1.69%	1.70%	1.71%	1.70%	1.71%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.69%	1.69%	1.70%	1.71%	1.70%	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.69%[7]	1.69%[7]	1.69%	1.71%[7]	1.70%[7]	1.71%[7]

Portfolio turnover rate	21%	45%	53%	64%	51%	46%

18 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.69%
Year Ended October 31, 2018	1.69%
Year Ended October 31, 2017	1.70%
Year Ended October 31, 2016	1.71%
Year Ended October 30, 2015	1.70%
Year Ended October 31, 2014	1.71%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

19 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$36.38	$38.37	$32.28	$32.24	$32.09	$29.31

Income (loss) from investment operations:
Net investment income[2]	0.33	0.68	0.50	0.52	0.51	0.54
Net realized and unrealized gain (loss)	1.64	(0.33)	6.21	0.04	0.14	3.15

Total from investment operations	1.97	0.35	6.71	0.56	0.65	3.69

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.31)	(0.68)	(0.62)	(0.52)	(0.50)	(0.91)
Distributions from net realized gain	(3.84)	(1.66)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.15)	(2.34)	(0.62)	(0.52)	(0.50)	(0.91)

Net asset value, end of period	$34.20	$36.38	$38.37	$32.28	$32.24	$32.09

Total Return, at Net Asset Value[3]	6.61%	0.75%	20.92%	1.80%	2.03%	12.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$681,700	$1,039,697	$1,336,915	$1,185,317	$1,234,068	$1,258,238

Average net assets (in thousands)	$823,082	$1,219,109	$1,298,791	$1,180,588	$1,263,026	$1,231,132

Ratios to average net assets:[4]
Net investment income	2.02%	1.78%	1.39%	1.65%	1.57%	1.74%
Expenses excluding specific expenses listed below	0.53%	0.52%	0.52%	0.52%	0.51%	0.52%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.53%	0.52%	0.52%	0.52%	0.51%	0.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%[7]	0.52%[7]	0.51%	0.52%[7]	0.51%[7]	0.52%[7]

Portfolio turnover rate	21%	45%	53%	64%	51%	46%

20 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	0.53%
Year Ended October 31, 2018	0.52%
Year Ended October 31, 2017	0.52%
Year Ended October 31, 2016	0.52%
Year Ended October 30, 2015	0.51%
Year Ended October 31, 2014	0.52%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

21 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$34.91	$36.91	$31.08	$31.06	$30.92	$28.11

Income (loss) from investment operations:
Net investment income[2]	0.21	0.41	0.25	0.29	0.28	0.32
Net realized and unrealized gain (loss)	1.57	(0.32)	5.97	0.04	0.14	3.02

Total from investment operations	1.78	0.09	6.22	0.33	0.42	3.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.20)	(0.43)	(0.39)	(0.31)	(0.28)	(0.53)
Distributions from net realized gain	(3.84)	(1.66)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.04)	(2.09)	(0.39)	(0.31)	(0.28)	(0.53)

Net asset value, end of period	$32.65	$34.91	$36.91	$31.08	$31.06	$30.92

Total Return, at Net Asset Value[3]	6.25%	0.08%	20.10%	1.11%	1.35%	12.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,433	$38,411	$42,358	$38,801	$50,813	$62,326

Average net assets (in thousands)	$37,532	$41,775	$41,429	$42,959	$58,025	$64,460

Ratios to average net assets:[4]
Net investment income	1.36%	1.12%	0.73%	0.96%	0.89%	1.07%
Expenses excluding specific expenses listed below	1.19%	1.18%	1.19%	1.20%	1.19%	1.21%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.19%	1.18%	1.19%	1.20%	1.19%	1.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%[7]	1.18%[7]	1.18%	1.20%[7]	1.19%[7]	1.21%[7]

Portfolio turnover rate	21%	45%	53%	64%	51%	46%

22 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.19%
Year Ended October 31, 2018	1.18%
Year Ended October 31, 2017	1.19%
Year Ended October 31, 2016	1.20%
Year Ended October 30, 2015	1.19%
Year Ended October 31, 2014	1.21%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

23 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$36.44	$38.43	$32.33	$32.29	$32.14	$29.30

Income (loss) from investment operations:
Net investment income[2]	0.30	0.62	0.44	0.46	0.45	0.52
Net realized and unrealized gain (loss)	1.66	(0.34)	6.22	0.04	0.14	3.11

Total from investment operations	1.96	0.28	6.66	0.50	0.59	3.63

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.28)	(0.61)	(0.56)	(0.46)	(0.44)	(0.79)
Distributions from net realized gain	(3.84)	(1.66)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.12)	(2.27)	(0.56)	(0.46)	(0.44)	(0.79)

Net asset value, end of period	$34.28	$36.44	$38.43	$32.33	$32.29	$32.14

Total Return, at Net Asset Value[3]	6.53%	0.55%	20.71%	1.61%	1.83%	12.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,034	$72,317	$142,547	$111,684	$107,097	$106,354

Average net assets (in thousands)	$69,613	$129,699	$130,558	$108,450	$109,382	$206,569

Ratios to average net assets:[4]
Net investment income	1.85%	1.61%	1.20%	1.47%	1.38%	1.69%
Expenses excluding specific expenses listed below	0.70%	0.68%	0.71%	0.71%	0.70%	0.71%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.70%	0.68%	0.71%	0.71%	0.70%	0.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%[7]	0.68%[7]	0.69%	0.71%[7]	0.70%[7]	0.71%[7]

Portfolio turnover rate	21%	45%	53%	64%	51%	46%

24 INVESCO OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	0.70%
Year Ended October 31, 2018	0.68%
Year Ended October 31, 2017	0.71%
Year Ended October 31, 2016	0.71%
Year Ended October 30, 2015	0.70%
Year Ended October 31, 2014	0.71%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

25 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS April 30, 2019 Unaudited

1. Organization

Oppenheimer Value Fund* (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds).

26 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Real Estate Investments Trusts (REITs), generally are comprised of income and return of capital. Any return of capital estimates in excess of cost basis are classified as realized gain. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees

27 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended October 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended October 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be zero. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,133,300,286

Gross unrealized appreciation	$287,684,085
Gross unrealized depreciation	(38,113,932)

Net unrealized appreciation	$249,570,153

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP

28 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

29 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

30 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$147,976,494	$—	$—	$147,976,494
Consumer Staples	131,151,991	—	—	131,151,991
Energy	149,032,176	—	—	149,032,176
Financials	317,944,775	—	—	317,944,775
Health Care	160,333,387	—	—	160,333,387
Industrials	108,469,527	—	—	108,469,527
Information Technology	164,649,696	—	—	164,649,696
Materials	51,151,803	—	—	51,151,803
Telecommunication Services	62,319,582	—	—	62,319,582
Utilities	45,126,748	—	—	45,126,748
Investment Company	44,714,260	—	—	44,714,260

Total Assets	$1,382,870,439	$—	$—	$1,382,870,439

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment

31 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Invesco Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated

Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Shareholder Concentration. At period end, one shareholder owned 20% or more of the Fund’s total outstanding shares.

The shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. The related party owned 41% of the Fund’s total outstanding shares at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

32 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	534,710	$16,801,586	977,275	$36,707,418
Dividends and/or distributions reinvested	1,784,957	54,418,760	810,043	29,996,457
Redeemed	(1,345,286)	(43,061,196)	(2,294,858)	(86,269,656)
Net increase (decrease)	974,381	$28,159,150	(507,540)	$(19,565,781)

33 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class B
Sold	—	$—	219	$8,165
Dividends and/or distributions reinvested	—	—	1,731	63,058
Redeemed[1]	—	—	(57,394)	(2,125,169)
Net decrease	—	$—	(55,444)	$(2,053,946)

Class C
Sold	138,442	$4,153,446	257,267	$9,213,894
Dividends and/or distributions reinvested	377,780	10,914,764	165,335	5,835,941
Redeemed	(386,495)	(11,749,333)	(740,268)	(26,488,076)
Net increase (decrease)	129,727	$3,318,877	(317,666)	$(11,438,241)

Class I
Sold	610,633	$19,659,145	2,312,102	$88,843,129
Dividends and/or distributions reinvested	3,584,261	111,754,138	1,985,017	75,010,485
Redeemed	(12,844,617)	(422,133,256)	(10,560,365)	(403,007,709)
Net decrease	(8,649,723)	$(290,719,973)	(6,263,246)	$(239,154,095)

Class R
Sold	73,777	$2,303,761	170,566	$6,271,823
Dividends and/or distributions reinvested	142,418	4,243,996	61,844	2,244,440
Redeemed	(139,275)	(4,417,665)	(279,720)	(10,321,116)
Net increase (decrease)	76,920	$2,130,092	(47,310)	$(1,804,853)

Class Y
Sold	290,597	$9,562,912	603,670	$23,178,710
Dividends and/or distributions reinvested	256,603	8,022,626	207,450	7,844,569
Redeemed	(430,040)	(13,891,574)	(2,536,439)	(98,419,252)
Net increase (decrease)	117,160	$3,693,964	(1,725,319)	$(67,395,973)

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$304,361,727	$729,399,414

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

34 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule
Up to $300 million	0.625%
Next $100 million	0.500
Next $4.6 billion	0.450
Over $5 billion	0.430

The Fund’s effective management fee for the reporting period was 0.49% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	10,607
Accumulated Liability as of April 30, 2019	90,098

35 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained

36 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
April 30, 2019	$46,673	$1,362	$1,706	$—

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $20,822 for IGMMF management fees.

9. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

10. Subsequent Event

Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following the Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.

The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares. Effective May 28, 2019, Invesco Advisers, Inc. has contractually agreed to waive advisory fees and/or reimburse expenses to limit total annual operating expenses after fee waiver

37 INVESCO OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

10. Subsequent Event (Continued)

and/or expense reimbursement (excluding certain items discussed in the Fund’s statement of additional information) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.93%, 1.68%, 1.18%, 0.68%, 0.57% and 0.52%, respectively, of the Acquiring Fund’s average daily net assets. This waiver and/or expense reimbursement cannot be terminated until May 28, 2021 without approval of the Board.

The Acquiring Fund has entered into an investment advisory agreement with Invesco Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited, and OppenheimerFunds, Inc.

38 INVESCO OPPENHEIMER VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

●	Fund reports and prospectuses
●	Quarterly statements
●	Daily confirmations
●	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

39 INVESCO OPPENHEIMER VALUE FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Invesco Oppenheimer Value Fund	12/10/18	3.5%	96.1%	0.4%

40 INVESCO OPPENHEIMER VALUE FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Value Fund was held on April 12, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Value Fund into Invesco Oppenheimer Value Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	38,750,047	748,243	677,346	0

41 INVESCO OPPENHEIMER VALUE FUND

INVESCO’S PRIVACY POLICY

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

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you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

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Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

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• Request that we amend, rectify, delete or update the personal data we hold about you;

• Where possible (e.g. in relation to marketing) amend or update your choices around processing;

• Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

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∎   Fund reports and prospectuses

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∎   Tax forms

Invesco mailing information Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-VAL-SAR-1	06242019

Item 2. Code of Ethics.

Not required for a semiannual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)

As of June 18, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13	(a) (1)	Not applicable.

13	(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13	(a) (3)	Not applicable.

13	(a) (4)	Not applicable.

13	(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	July 5, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	July 5, 2019